Note 7 - Short-Term Investments (Detail) - Available-for-sale securities: (USD $)	12 Months Ended
Dec. 31, 2011
Costs	$ 952,411
Gross unrealized losses	(38,185)
Exchange difference	9,356
Fair value	$ 923,582